Cash And Investments	9 Months Ended
Sep. 30, 2011
Cash And Investments [Abstract]
Cash And Investments

5. CASH AND INVESTMENTS

The following table presents cash, cash equivalents and available-for-sale investments for the periods presented (in thousands):

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Market Value
December 31, 2009:
Cash	$3,895	$—	$—	$3,895
Cash equivalents:
Money market funds	86,084	—	—	86,084

Total cash and cash equivalents	$89,979	$—	$—	$89,979

December 31, 2010:
Cash	$15,804	$—	$—	$15,804
Cash equivalents:
Money market funds	77,147	—	—	77,147

Total cash and cash equivalents	$92,951	$—	$—	$92,951

September 30, 2011 (unaudited):
Cash	$293,518	$—	$—	$293,518
Cash equivalents:
Money market funds	73,288	—	—	73,288
Short-term investments:
U.S. treasury securities	20,906	16	—	20,922

Total cash, cash equivalents and short-term investments	$387,712	$16	$—	$387,728

The following table presents available-for-sale investments by contractual maturity date as of September 30, 2011 (in thousands):

	Amortized Cost	Estimated Fair Market Value
September 30, 2011 (unaudited):
Due in one year or less	$17,380	$17,390
Due after one year through two years	3,526	3,532

Total	$20,906	$20,922